Account Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses consist of the following:
December 31,	2020	2019
Accounts Payable and Accrued Expenses	1,826,255	575,582
Interest Payable	318,579	269,818
	$2,144,834	$845,400